Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information

Segment Information (millions of dollars)

	Logistics	Retail Marketing	Refining and Supply	Corporate and Other		Consolidated
2011
Sales and other operating revenue (including consumer excise taxes):
Unaffiliated customers	$10,473	$17,382	$17,452	$—		$45,307
Intersegment	$432	$—	$14,795	$—		$—
Pretax income (loss) from continuing operations attributable to Sunoco, Inc. shareholders	$204	$169	$(316)	$(2,714	)*	$(2,657)
Income tax benefit attributable to Sunoco, Inc. shareholders						(1,079)

Loss from continuing operations attributable to Sunoco, Inc. shareholders						(1,578)
Loss from discontinued operations attributable to Sunoco, Inc. shareholders, net of income taxes						(106)

Net loss attributable to Sunoco, Inc. shareholders						$(1,684)

Equity income	$13	$—	$2	$—		$15
Depreciation, depletion and amortization	$86	$92	$157	$—		$335
Capital expenditures**	$211	$129	$120	$263		$723
Investments in affiliated companies	$73	$—	$19	$41		$133
Identifiable assets	$5,376	$1,229	$841	$4,559	***	$11,982 †

*	Consists of $80 million of corporate expenses, $101 million of net financing expenses and other, a $2 million gain on the divestment of the Toledo refinery and related inventory, $63 million of LIFO inventory profits, a $9 million gain from the remeasurement of pipeline equity interests to fair value, and a $2,607 million provision for asset write-downs and other matters (Note 2).
**	Excludes acquisitions totaling $419 million. Corporate amount represents expenditures attributable to discontinued cokemaking and chemicals operations (Note 2).
***

Consists of Sunoco’s $354 million consolidated deferred income tax asset, $2,224 million attributable to corporate activities consisting primarily of cash and cash equivalents and $1,981 million attributable to Sunoco’s discontinued cokemaking operations (Note 2).

†	After elimination of intersegment receivables.

Segment Information (millions of dollars)

	Logistics	Retail Marketing	Refining and Supply	Corporate and Other		Consolidated
2010
Sales and other operating revenue (including consumer excise taxes):
Unaffiliated customers	$6,689	$13,424	$14,754	$—		$34,867
Intersegment	$1,118	$—	$11,049	$—		$—
Pretax income (loss) from continuing operations attributable to Sunoco, Inc. shareholders	$132	$176	$(19)	$(104	)*	$185
Income tax expense attributable to Sunoco, Inc. shareholders						72

Income from continuing operations attributable to Sunoco, Inc. shareholders						113
Income from discontinued operations attributable to Sunoco, Inc. shareholders, net of income taxes						121

Net income attributable to Sunoco, Inc. shareholders						$234

Equity income	$27	$—	$1	$—		$28
Depreciation, depletion and amortization	$62	$93	$263	$—		$418
Capital expenditures**	$183	$99	$247	$243		$772
Investments in affiliated companies	$76	$—	$24	$41		$141
Identifiable assets	$4,000	$1,114	$4,503	$3,715	***	$13,297	†

*	Consists of $108 million of corporate expenses, $114 million of net financing expenses and other, a $59 million gain from the remeasurement of pipeline equity interests to fair value, $168 million of LIFO inventory profits and a $109 million provision for asset write-downs and other matters (Note 2).
**	Excludes acquisitions totaling $268 million. Corporate amount represents expenditures attributable to discontinued cokemaking and chemicals operations (Note 2).
***

Consists of Sunoco’s $129 million consolidated deferred income tax asset, $1,508 million attributable to corporate activities consisting primarily of cash and cash equivalents and $2,078 million attributable to Sunoco’s discontinued cokemaking and chemicals operations (Note 2).

†	After elimination of intersegment receivables.

Segment Information (millions of dollars)

	Logistics	Retail Marketing	Refining and Supply	Corporate and Other		Consolidated
2009
Sales and other operating revenue (including consumer excise taxes):
Unaffiliated customers	$4,696	$11,458	$12,305	$—		$28,459
Intersegment	$703	$—	$9,024	$—		$—
Pretax income (loss) from continuing operations attributable to Sunoco, Inc. shareholders	$152	$146	$(513)	$(713	)*	$(928)
Income tax benefit attributable to Sunoco, Inc. shareholders						(374)

Loss from continuing operations attributable to Sunoco, Inc. shareholders						(554)
Income from discontinued operations attributable to Sunoco, Inc. shareholders, net of income taxes						225

Net loss attributable to Sunoco, Inc. shareholders						$(329)

Equity income (loss)	$26	$—	$(3)	$—		$23
Depreciation, depletion and amortization	$49	$95	$279	$—		$423
Capital expenditures**	$175	$80	$377	$267		$899
Investments in affiliated companies	$91	$—	$23	$41		$155
Identifiable assets	$3,068	$1,055	$4,387	$3,434	***	$11,895 †

*	Consists of $66 million of corporate expenses, $96 million of net financing expenses and other, a $44 million gain on the divestment of the retail heating oil and propane distribution business, $92 million of LIFO inventory profits and a $687 million provision for asset write-downs and other matters (Note 2).
**	Excludes acquisitions totaling $50 million. Corporate amount represents expenditures attributable to discontinued cokemaking, chemicals and Tulsa refining operations (Note 2).
***

Consists of Sunoco’s $394 million consolidated income tax refund receivable, $96 million consolidated deferred income tax asset, $438 million attributable to corporate activities consisting primarily of cash and cash equivalents and $2,506 million attributable to Sunoco’s discontinued cokemaking and chemicals operations (Note 2).

†	After elimination of intersegment receivables.

Schedule Of Unaffiliated Customers And Other Operating Revenue By Product Or Service

	2011	2010	2009
Gasoline:
Retail	$13,585	$10,053	$8,158
Wholesale	4,747	4,553	3,830
Middle distillates	11,392	8,625	6,669
Residual fuel	1,244	1,071	1,433
Petrochemicals	343	512	251
Other refined products	831	477	409
Convenience store merchandise	477	463	515
Other products and services	527	377	320
Resales of purchased crude oil	9,915	6,388	4,487
Consumer excise taxes	2,246	2,348	2,387

	$45,307	$34,867	$28,459

Quarterly Financial and Stock Market Information

Sunoco, Inc. and Subsidiaries

Quarterly Financial and Stock Market Information (Unaudited)

(Millions of Dollars, Except Per-Share Amounts and Common Stock Prices)

		2011					2010
		First Quarter	Second Quarter	Third Quarter		Fourth Quarter	First Quarter	Second Quarter		Third Quarter		Fourth Quarter
	Sales and other operating revenue (including consumer excise taxes)*	$9,978	$11,294	$11,744		$12,291	$7,590	$8,946		$8,730		$9,601
	Gross profit**	$95	$260	$286		$212	$117	$397		$186		$352
	Income (loss) from continuing operations***	$(71)	$68	$(1,070)		$(330)	$(42)	$128		$132		$81
	Net income (loss)	$(80)	$(71)	$(1,038)		$(320)	$(38)	$176		$172		$118
	Net income (loss) attributable to Sunoco, Inc. shareholders	$(101)†	$(125)††	$(1,096	)†††	$(362)#	$(63)##	$145	###	$65	@	$87	@@
	Earnings (loss) attributable to Sunoco, Inc. shareholders per share of common stock:
	Basic:
	Income (loss) from continuing operations***	$(0.83)	$0.14	$(9.86)		$(3.48)	$(0.54)	$0.84		$0.23		$0.40
	Net income (loss)	$(0.84)	$(1.03)	$(9.62)		$(3.39)	$(0.53)	$1.20		$0.54		$0.72
	Diluted:
	Income (loss) from continuing operations	$(0.83)	$0.14	$(9.86)		$(3.48)	$(0.54)	$0.84		$0.23		$0.40
	Net income (loss)	$(0.84)	$(1.03)	$(9.62)		$(3.39)	$(0.53)	$1.20		$0.54		$0.72
	Cash dividends per share of common stock	$0.15	$0.15	$0.15		$0.15	$0.15	$0.15		$0.15		$0.15
Common stock price@@@	— high	$46.62	$46.98	$43.43		$41.24	$30.98	$36.48		$37.96		$41.23
	— low	$38.42	$38.56	$27.36		$28.79	$24.64	$26.93		$32.00		$35.72
	— end of period	$45.59	$41.71	$31.01		$41.02	$29.71	$34.77		$36.50		$40.31

*	Reflects decreases of $631 and $704 million for the quarters ended March 31 and June 30, 2011, respectively, and decreases of $576 and $626 million for the quarters ended March 31 and June 30, 2010, respectively, compared to amounts previously reported on Securities and Exchange Commission Form 10-Q. These changes are due to the treatment of the Frankford and Haverhill phenol chemicals operations that were sold during 2011 and the cokemaking operations that were spun off in January 2012 as discontinued operations. Also reflects decreases of $401 and $328 million for the quarters ended September 30, 2011 and 2010, respectively, due to the spin-off of the cokemaking operations in January 2012.
**	Gross profit equals sales and other operating revenue less cost of products sold; operating expenses; depreciation, depletion and amortization; and consumer excise, payroll and other applicable taxes.
***	Reflects increases of $9 and $139 million for the quarters ended March 31 and June 30, 2011, respectively, and decreases of $27 and $48 million for the quarters ended March 31 and June 30, 2010, respectively, compared to amounts previously reported on Securities and Exchange Commission Form 10-Q in income (loss) from continuing operations. Accordingly, reflects increases of $.01 and $1.17 per share of common stock for the quarters ended March 31 and June 30, 2011, respectively, and decreases of $.20 and $.36 per share of common stock for the quarters ended March 31 and June 30, 2010, respectively. These changes are due to the treatment of the Frankford and Haverhill phenol chemicals operations that were sold during 2011 and the cokemaking operations that were spun off in January 2012 as discontinued operations. Also reflects decreases of $12 and $37 million for the quarters ended September 30, 2011 and 2010, respectively, compared to amounts previously reported on Securities and Exchange Commission Form 10-Q in income (loss) from continuing operations, and corresponding decreases of $.06 and $.28 per share of common stock for the respective quarters then ended, due to the spin-off of the cokemaking operations in January 2012.
†	Includes a $4 million after-tax provision for asset write-downs and other matters, a $4 million after-tax gain related to the divestment of the Toledo refinery, a $26 million after-tax gain from the reduction of crude oil and refined product inventories at the Toledo refinery prior to the divestment, and a $5 million increase in deferred taxes due to apportionment changes resulting from the sale of the Toledo refinery.
††	Includes a $175 million after-tax provision for asset write-downs and other matters (including $171 million after tax attributable to the discontinued phenol chemicals operations), a $5 million after-tax loss related to the divestment of the Toledo refinery, and a $6 million after-tax gain from the remeasurement of pre-acquisition equity interests to fair value.
†††	Includes a $1,167 million after-tax provision for asset write-downs and other matters (including an $11 million after-tax gain attributable to a partial settlement of a low sulfur diesel credit liability related to the discontinued Tulsa refining operations), a $2 million after-tax loss related to the divestment of the Toledo refinery, and an $8 million after-tax gain related to the divestment of the discontinued Frankford chemicals facility.
#	Includes a $374 million after-tax provision for asset write-downs and other matters, a $1 million after-tax loss related to prior divestments, a $12 million after-tax gain from the liquidation of LIFO inventories primarily related to the idling of the Marcus Hook refinery, and a $4 million tax provision adjustment related to the March 2010 sale of the discontinued polypropylene chemicals business.
##	Includes a $27 million after-tax provision for asset write-downs and other matters, a $44 million net after-tax loss related to the divestment of the discontinued polypropylene chemicals business, and a $9 million unfavorable tax adjustment related to the discontinued phenol chemicals operations.
###	Includes a $13 million after-tax provision for asset write-downs and other matters.
@	Includes a $1 million after-tax gain related to asset write-downs and other matters and a $37 million after-tax gain from the remeasurement of pre-acquisition equity interests to fair value.
@@Includes	a $26 million after-tax provision for asset write-downs and other matters and a $100 million after-tax gain from the liquidation of LIFO inventories largely attributable to the permanent shutdown of the Eagle Point refinery.
@@@The	Company's common stock is principally traded on the New York Stock Exchange, Inc. under the symbol "SUN." The Company had approximately 18,300 holders of record of common stock as of January 31, 2012.